Stock-Based Compensation (Details) - Schedule of Stock-based Compensation Expense for Stock Options - Selling, General and Administrative Expenses [Member] - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Options [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	$ 663,369	$ 633,883	$ 2,014,240	$ 1,959,648	$ 2,634,486	$ 2,643,242
Restricted Stock [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	$ 423,928	$ 377,790	$ 1,409,735	$ 2,178,883	2,395,580	1,514,120
Total [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense					$ 5,030,066	$ 4,157,362